                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


                 Investment Company Act File Number: 811-05808
                                                     ---------

                        Eaton Vance Prime Rate Reserves
                        -------------------------------
               (Exact Name of Registrant as Specified in Charter)

    The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
    -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
    The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
    -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                        (Registrant's Telephone Number)

                               November 30, 2003
                               -----------------
                            Date of Fiscal Year End

                                  May 31, 2003
                                  ------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

    [logo]

 EATON VANCE(R)
===================
MANAGED INVESTMENTS

(graphic omitted)

Semiannual Report May 31, 2003

                                   EATON VANCE
                                      PRIME
                                      RATE
                                    RESERVES

-------------------------------------------------------------------------------
         IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
From time to time mutual funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.
-------------------------------------------------------------------------------

Eaton Vance Prime Rate Reserves as of May 31, 2003

INVESTMENT UPDATE

INVESTMENT ENVIRONMENT
-------------------------------------------------------------------------------

o The loan market has been characterized by improving fundamentals in recent months, as companies have focused increasingly on developing core businesses, paring debt and improving their balance sheets following the recent market excesses. The estimated default rate is well below its level of a year ago.

o The technicals of the loan market have also improved, with rising loan issuance met by commensurately strong investor demand for the asset class. With short-term interest rates at a 45-year low, the loan market has benefited from investors' perception that loans represent a very low-duration vehicle.

o Following the Federal Reserve's June 25 move to cut short-term interest rates, the risk-reward balance has turned even more negative for bonds, putting bond investors more at-risk in an economic recovery. In contrast, floating-rate loans - with their interest rate-reset provisions - would be less affected by a rebound in the economy.

THE FUND
-------------------------------------------------------------------------------
PERFORMANCE FOR THE PAST SIX MONTHS

o The Fund distributed $0.155 in income dividends during the six months ended May 31, 2003. Based on a $9.00 net asset value on May 31, 2003, the Fund had a distribution rate of 3.22%.(1) The Fund's SEC 30-day yield at May 31 was 3.23%.(2)

o The Fund had a six-month total return of 3.59%.(3) That return was the result of an increase in net asset value per share to $9.00 on May 31, 2003 from $8.84 on November 30, 2002 and the reinvestment of all dividends.

THE PORTFOLIO'S INVESTMENTS

o Amid an uncertain economic outlook, management continued to emphasize broad diversification. The Portfolio had investments in 49 different industries and 300 borrowers at May 31, with no industry constituting more than 7% of the Portfolio. The average loan as a percentage of the Portfolio's total net assets was 0.31%. The largest sector weightings included defensive issues, such as cable television, and basic industries, such as manufacturing and chemicals.

o Cable remained a major investment for the Portfolio. While traditional cable TV subscriber growth rates have slowed from previous years, rapid growth in the data/broadband subscribers appears to have boosted investor confidence in the sector.

o The Portfolio's manufacturing investments represented a broad range of the economy. Holdings included companies that produce auto parts, energy equipment and components used in diverse industries. While some segments saw weaker demand in a slow economy, many companies have streamlined operations and are now better-positioned for an eventual economic upturn. In addition, the weak dollar has improved the global competitiveness of U.S. manufacturers.

o The Portfolio's investments in the chemicals sector included companies that produce commodity-grade chemicals used in manufacturing processes, as well as companies that make specialty chemicals used in pharmaceuticals, food products and fertilizers. This diversification has afforded the Portfolio some protection during the economic downturn and should provide some cyclical exposure to an emerging economic recovery.

o The real estate sector has proved resilient in a difficult credit environment. The Portfolio's real estate holdings were well-diversified - by segment and by geography - and included owner-managers of properties such as residential communities, retail malls and shopping centers, office space and mixed-use properties.

-------------------------------------------------------------------------------
The views expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and Eaton Vance disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for an Eaton Vance fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.
-------------------------------------------------------------------------------

Fund Information
as of May 31, 2003

Performance(4)
Average Annual Total Returns (at net asset value)
------------------------------------------------------------
One year                                               2.15%
Five years                                             4.00
Ten Years                                              5.40

SEC Average Annual Total Returns (including applicable EWC)
------------------------------------------------------------
One year                                             -0.80%
Five years                                            4.00
Ten Years                                             5.40

Five Largest Industry Weightings(5)

Cable Television                                        6.4%
Manufacturing                                           6.0%
Chemicals                                               5.8%
Auto Components                                         5.4%
Real Estate                                             5.3%

(1) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value. (2) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (3) Return does not reflect applicable early withdrawal charge (EWC).
(4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC average annual total returns reflect applicable EWC as follows: 1st year - 3%; 2nd year - 2.5%; 3rd year - 2%; 4th year - 1%. (5) Five Largest Industry Weightings are subject to change due to active management. Five Largest Industry Weightings account for 28.9% of the Portfolio's investments, determined by dividing the total market value of the holdings by the total net assets of the Portfolio.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when repurchased, may be worth more or less than their original cost.

-------------------------------------------------------------------------------
Shares of the Fund are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested. Yield will change.
-------------------------------------------------------------------------------

Eaton Vance Prime Rate Reserves as of May 31, 2003

FINANCIAL STATEMENTS (UNAUDITED)

Statement of Assets and Liabilities


As of May 31, 2003

ASSETS
-------------------------------------------------------------------------------
Investment in Senior Debt Portfolio, at value
  (identified cost, $2,054,424,380)                              $1,972,751,091

Receivable for Trust shares sold                                        994,433
-------------------------------------------------------------------------------
TOTAL ASSETS                                                     $1,973,745,524
-------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------
Dividends payable                                                $    2,688,696
Payable for Trust shares redeemed                                       118,195
Payable to affiliate for Trustees' fees                                     621
Accrued expenses                                                        225,508
-------------------------------------------------------------------------------
TOTAL LIABILITIES                                                $    3,033,020
-------------------------------------------------------------------------------
NET ASSETS FOR 218,938,725 SHARES OF
  BENEFICIAL INTEREST OUTSTANDING                                $1,970,712,504
-------------------------------------------------------------------------------
SOURCES OF NET ASSETS
-------------------------------------------------------------------------------
Paid-in capital                                                  $2,371,161,754
Accumulated net realized loss from Portfolio
  (computed on the basis of identified cost)                       (318,518,366)
Accumulated distributions in excess of net
  investment income                                                    (257,595)
Net unrealized depreciation from Portfolio (computed on the
  basis of identified cost)                                         (81,673,289)
-------------------------------------------------------------------------------
Total                                                            $1,970,712,504
-------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
-------------------------------------------------------------------------------
($1,970,712,504 / 218,938,725 SHARES OF
  BENEFICIAL INTEREST OUTSTANDING)                              $          9.00
-------------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Prime Rate Reserves as of May 31, 2003

FINANCIAL STATEMENTS (UNAUDITED)

Statements of Operations
                                                                    For the Six
                                                                   Months Ended
INVESTMENT INCOME                                                  May 31, 2003
-------------------------------------------------------------------------------
Interest allocated from Portfolio                                  $ 51,648,849
Expenses allocated from Portfolio                                    (5,436,857)
-------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO                               $ 46,211,992
-------------------------------------------------------------------------------

EXPENSES
-------------------------------------------------------------------------------
Trustees' fees and expenses                                        $      1,806
Distribution fees                                                     7,480,789
Transfer and dividend disbursing agent fees                             894,898
Printing and postage                                                    210,602
Registration fees                                                        19,007
Custodian fee                                                            13,560
Legal and accounting services                                            12,146
Miscellaneous                                                             1,048
-------------------------------------------------------------------------------
TOTAL EXPENSES                                                     $  8,633,856
-------------------------------------------------------------------------------
NET INVESTMENT INCOME                                              $ 37,578,136
-------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
-------------------------------------------------------------------------------
Net realized gain (loss) --
  Investment transactions (identified cost basis)                  $(54,896,080)
-------------------------------------------------------------------------------
NET REALIZED LOSS                                                  $(54,896,080)
-------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
  Investments (identified cost basis)                              $ 93,015,359
-------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)               $ 93,015,359
-------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN                                   $ 38,119,279
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                         $ 75,697,415
-------------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Prime Rate Reserves as of May 31, 2003

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

                                                                                SIX MONTHS
                                                                                ENDED              PERIOD ENDED       YEAR ENDED
INCREASE (DECREASE)                                                             MAY 31, 2003       NOVEMBER 30,       DECEMBER 31,
IN NET ASSETS                                                                   (UNAUDITED)        2002(1)            2001
-----------------------------------------------------------------------------------------------------------------------------------
From operations --
  Net investment income                                                        $   37,578,136    $  101,985,297     $   227,320,367
  Net realized loss                                                               (54,896,080)      (85,501,483)       (117,536,749)
  Net change in unrealized appreciation (depreciation)                             93,015,359        (9,413,533)        (12,935,045)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                     $   75,697,415    $    7,070,281     $    96,848,573
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
  From net investment income                                                   $  (37,432,195)   $ (102,762,945)    $  (226,886,329)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                            $  (37,432,195)   $ (102,762,945)    $  (226,886,329)
-----------------------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
  Proceeds from sale of shares                                                 $   18,754,510    $   53,044,208     $   220,093,350
  Net asset value of shares issued to shareholders in payment of
    distributions declared                                                         18,527,681        48,893,463         108,114,976
  Cost of shares redeemed                                                        (310,984,955)     (965,213,478)    $(1,008,191,612)
-----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS                        $ (273,702,764)   $ (863,275,807)    $ (679,983,286)
-----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS                                                     $ (235,437,544)   $ (958,968,471)    $ (810,021,042)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
AT BEGINNING OF PERIOD                                                         $2,206,150,048    $3,165,118,519     $ 3,975,139,561
-----------------------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                                                               $1,970,712,504    $2,206,150,048     $ 3,165,118,519
-----------------------------------------------------------------------------------------------------------------------------------

Accumulated distributions in excess
of net investment income
included in net assets
-----------------------------------------------------------------------------------------------------------------------------------
At end of period                                                                    $(257,595)        $(403,536)    $       741,293
-----------------------------------------------------------------------------------------------------------------------------------

(1) For the eleven months ended November 30, 2002.

                                                 See notes to financial statements

Eaton Vance Prime Rate Reserves as of May 31, 2003

FINANCIAL STATEMENTS CONT'D

Statement of Cash Flows

SIX MONTHS ENDED
MAY 31, 2003

INCREASE (DECREASE) IN CASH
-------------------------------------------------------------------------------
Cash Flows From (Used For) Operating Activities --
  Purchase of interests in Senior Debt Portfolio                  $ (18,791,434)
  Withdrawal of interests in Senior Debt Portfolio                  343,808,786
  Operating expenses paid                                            (8,854,061)
-------------------------------------------------------------------------------
Net cash from operating activities                                $ 316,163,291
-------------------------------------------------------------------------------
Cash Flows From (Used For) Financing Activities --
  Proceeds from shares sold                                       $  18,791,244
  Payments for shares repurchased                                  (314,625,289)
  Cash distributions paid (excluding reinvestments of
    distributions of $18,527,681)                                   (20,329,246)
-------------------------------------------------------------------------------
NET CASH USED FOR FINANCING ACTIVITIES                            $(316,163,291)
-------------------------------------------------------------------------------
NET INCREASE IN CASH                                              $       --
-------------------------------------------------------------------------------
CASH AT BEGINNING OF PERIOD                                       $       --
-------------------------------------------------------------------------------
CASH AT END OF PERIOD                                             $       --
-------------------------------------------------------------------------------

RECONCILIATION OF NET INCREASE IN NET ASSETS
FROM OPERATIONS TO NET CASH FROM
OPERATING ACTIVITIES
-------------------------------------------------------------------------------
Net increase in net assets from operations                        $  75,410,499
Decrease in payable to affiliate                                            (58)
Decrease in accrued expenses                                           (220,147)
Net decrease in investments                                         240,972,997
-------------------------------------------------------------------------------
Net cash from operating activities                                $ 316,163,291
-------------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Prime Rate Reserves as of May 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                         SIX MONTHS
                         ENDED           PERIOD ENDED                             YEAR ENDED DECEMBER 31,
                         MAY 31, 2003    NOVEMBER 30,        -------------------------------------------------------------------
                         (UNAUDITED)     2002(1)(2)           2001(1)        2000           1999           1998           1997
--------------------------------------------------------------------------------------------------------------------------------
Net asset value --
Beginning of year             $8.840           $9.160         $9.500         $9.890         $9.980         $9.990         $9.990
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
Net investment income         $0.155           $0.332         $0.590         $0.768         $0.661         $0.679         $0.676
Net realized and
unrealized gain (loss)         0.160           (0.319)        (0.352)        (0.390)        (0.090)        (0.009)            --(3)
--------------------------------------------------------------------------------------------------------------------------------
Total income from
operations                    $0.315           $0.013         $0.238         $0.378         $0.571         $0.670         $0.676
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------------------------------
From net investment
income                       $(0.155)         $(0.333)       $(0.578)       $(0.768)       $(0.661)       $(0.680)       $(0.676)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions          $(0.155)         $(0.333)       $(0.578)       $(0.768)       $(0.661)       $(0.680)       $(0.676)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- End
of period                     $9.000           $8.840         $9.160         $9.500         $9.890         $9.980         $9.990
--------------------------------------------------------------------------------------------------------------------------------
Total Return(4)                 3.59%            0.13%          2.54%          3.89%          5.90%          6.92%          6.98%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of
period (000's omitted)    $1,970,713       $2,206,150     $3,165,119     $3,975,140     $4,058,075     $2,839,989     $1,909,266
Ratios (As a percentage
  of average daily net
  assets):
  Operating expenses(5)         1.31%(6)         1.26%(6)       1.26%          1.24%          1.24%          1.29%          1.31%
  Interest expense(5)           0.01%(6)         0.01%(6)       0.01%          0.01%          0.01%          0.01%          0.01%
  Net investment income         3.52%(6)         4.01%(6)       6.25%          7.86%          6.66%          6.76%          6.76%
Portfolio Turnover of
the Portfolio                     21%              42%            33%            47%            64%            56%            81%
--------------------------------------------------------------------------------------------------------------------------------
(1) Net investment income per share was computed using average shares outstanding.
(2) For the eleven-month period ended November 30, 2002.
(3) Represents less than $0.001 per share.
(4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(5) Includes the Trust's share of the Portfolio's allocated expenses.
(6) Annualized.

Eaton Vance Prime Rate Reserves as of May 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
  -----------------------------------------------------------------------------

  Eaton Vance Prime Rate Reserves (the Trust) is a non-diversified closed-end management investment company. The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The Trust invests all of its investable assets in interests in the Senior Debt Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Trust. The value of the Trust's investment in the Portfolio reflects the Trust's proportionate interest in the net assets of the Portfolio (55.0% at May 31, 2003). The performance of the Trust is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Trust's financial statements. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

  A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

  B Income -- The Trust's net investment income consists of the Trust's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Trust determined in accordance with accounting principles generally accepted in the United States of America.

  C Federal Taxes -- The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At November 30, 2002, the Trust, for federal income tax purposes had a capital loss carryover of $265,039,510 which will expire on December 31, 2004 ($989,321), December 31, 2005 ($6,790,587), December 31, 2007 ($8,869,814), December 31, 2008
  ($44,323,516), December 31, 2009 ($118,172,997) and November 30, 2010
  ($85,893,275). These amounts will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax.

  D Other -- Investment transactions are accounted for on a trade-date basis.

  E Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

  F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Trust and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Trust or the Portfolio maintains with IBT. All significant credit balances used to reduce the Trust's custodian fees are reported as a reduction of expenses on the Statement of Operations.

  G Interim Financial Statements -- The interim financial statements relating to May 31, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Trust's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
  -----------------------------------------------------------------------------
  The net investment income of the Trust is determined daily, and substantially all of the net investment income so determined is declared daily as a dividend to shareholders of record at the time of declaration. Such daily dividends will be paid monthly. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Trust at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Trust distinguishes between distributions on a tax basis and a financial reporting basis. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
  -----------------------------------------------------------------------------
  The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). The Trust operates as an interval fund, meaning that it continuously accepts new shareholder investments but permits share repurchases (of at least 5% and up to 25% or more of its shares) at net asset value only once a quarter. It is a fundamental policy of the Trust (which may only be changed by shareholder vote) that the Trust will conduct repurchase offers ending on a date (fixed by the Trustees) in the months of February, May, August and November and the repurchase price will be determined no more than 14 days following the repurchase request deadline. Payment for all shares repurchased pursuant to these offers normally will be made not later than 7 days after the repurchase pricing date. Shareholders will be sent notification of each repurchase offer at least 21 days prior to the repurchase request deadline. An early withdrawal charge will be imposed on most shares accepted for repurchase which have been held less than four years (see Note 6). During the six months ended May 31, 2003, the Fund made two repurchase offers as follows:

                                 Repurchase                     Amount
  Repurchase                    Offer Amount                 Repurchased
  Request                --------------------------   --------------------------
  Deadline                 Shares         Amount         Shares        Amount
  ------------------------------------------------------------------------------
  February 24, 2003      71,690,966      637,332,684   18,499,722    164,460,025
  May 22, 2003           66,971,782      602,076,328   16,299,721    146,524,930

  ------------------------------------------------------------------------------
  Total                 138,662,748   $1,239,409,012   34,799,443   $310,984,955
  ------------------------------------------------------------------------------

  All transactions in Trust shares were as follows:

                               Six Months Ended    Period Ended     Year Ended
                                May 31, 2003       November 30,    December 31,
                                 (Unaudited)          2002(1)         2001
                               ----------------   --------------   ------------
  Sales                              2,106,943        5,848,600      23,405,877
  Issued to shareholders
    electing to receive
    payments of distributions
    in Fund shares                   2,080,134        5,413,140      11,536,868
  ------------------------------------------------------------------------------
  Redemptions                      (34,799,443)    (107,832,319)   (107,839,965)
  ------------------------------------------------------------------------------
  Net decrease                     (30,612,366)     (96,070,579)    (72,897,220)
  ------------------------------------------------------------------------------
  (1) For the eleven-month period ended November 30, 2002.

4 Transactions with Affiliates
  -----------------------------------------------------------------------------
  Eaton Vance Management (EVM) serves as the administrator of the Trust. Effective May 1, 1999, EVM has agreed to waive its administration fee as long as the distribution fee (Note 5) is being paid by the Trust. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services (see Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report). Except as to Trustees of the Trust and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Trust out of such investment adviser fee. Effective August 1, 2002 EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended May 31, 2003, no significant amounts have been earned.

  Certain officers and Trustees of the Trust and of the Portfolio are officers of the above organizations.

5 Distribution Plan
  -----------------------------------------------------------------------------
  The Trust has in effect a distribution plan (the Plan) that allows the Trust to pay distribution fees for the sale and distribution of shares. The Plan requires the Trust to pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM, an amount equal to 0.70% (annually) of the Trust's average daily net assets, for providing ongoing distribution services and facilities to the Trust. For the six months ended May 31, 2003 the distribution fees amounted to $7,480,789. Certain officers and Trustees of the Trust are officers or directors of EVD.

6 Early Withdrawal Charge
  -----------------------------------------------------------------------------
  EVD compensates investment dealers for sales commissions at a rate of 3% of the purchase price of shares purchased through such dealers. EVD also pays additional compensation to each dealer ranging from 0.10% to 0.30% per annum of the value of Trust shares sold by such dealer that are outstanding for specified periods of time. An early withdrawal charge to recover distribution costs will be charged to repurchasing shareholders and paid to EVD in connection with most shares held for less than four years which are accepted by the Trust for repurchase. The early withdrawal charge is imposed at declining rates that begin at 3% in the case of repurchases in the first year after purchase, declining to 2.5%, 2%, 1% and 0% in the second, third and fourth year and thereafter, respectively. The early withdrawal charge will be imposed on those shares repurchased, the value of which exceeds the aggregate value at the time the repurchase is accepted of: (a) all shares in the account purchased more than four years prior to such acceptance, (b) all shares in the account acquired through reinvestment of distributions and (c) the increase, if any, in value of all other shares in the account (namely, those purchased within the four years preceding the acceptance) over the purchase price of such shares. In determining whether an early withdrawal charge is payable, it is assumed that the acceptance of a repurchase offer is made from the earliest purchase of shares. The total early withdrawal charges received by EVD for the six months ended May 31, 2003 amounted to approximately $1,315,000.

7 Investment Transactions
  -----------------------------------------------------------------------------
  Increases and decreases in the Trust's investment in the Portfolio for the six months ended May 31, 2003 aggregated $18,791,434 and $343,808,786 respectively.

8 Fiscal Year End Change
  -----------------------------------------------------------------------------
  Effective October 21, 2002 the Fund changed its fiscal year end to November 30, 2002.

9 Litigation
  -----------------------------------------------------------------------------
  On October 15, 2001, an amended consolidated Complaint was filed in the United States District Court for the District of Massachusetts on behalf of the shareholders of Eaton Vance Advisers Senior Floating-Rate Fund, Eaton Vance Institutional Senior Floating-Rate Fund, Eaton Vance Prime Rate Reserves and EV Classic Senior Floating-Rate Fund (the "Funds") against the Funds, their Trustees and certain officers, Eaton Vance, the Funds' administrator, BMR, the investment adviser, and Eaton Vance Corp., the parent of Eaton Vance and BMR. The Complaint, framed as a class action, alleges that for the period between May 25, 1998 and March 5, 2001, the Funds' assets were incorrectly valued and certain matters were not properly disclosed, in violation of the federal securities laws. The Complaint seeks unspecified damages. The named defendants believe the complaint is without merit and will vigorously contest the lawsuit. Eaton Vance and BMR believe that the lawsuit is not likely to have a material adverse effect to the Funds.

SENIOR DEBT PORTFOLIO AS OF MAY 31, 2003

PORTFOLIO OF INVESTMENTS

(EXPRESSED IN UNITED STATES DOLLARS)

SENIOR, FLOATING RATE
INTERESTS -- 87.1%(1)

PRINCIPAL
AMOUNT                BORROWER/TRANCHE DESCRIPTION                 VALUE
-----------------------------------------------------------------------------

Advertising -- 0.9%
------------------------------------------------------------------------------
                 LAMAR MEDIA CORP.
$   31,750,000   Term loan, maturing June 30, 2010              $   31,785,719
------------------------------------------------------------------------------
                                                                $   31,785,719
------------------------------------------------------------------------------

Aerospace & Defense -- 1.1%
------------------------------------------------------------------------------
                 ALLIANCE IMAGING, INC.
$   19,855,532   Term loan, maturing April 20, 2009             $   19,920,063
                 TRANSDIGM HOLDING COMPANY
     1,513,818   Term loan, maturing May 15, 2006                    1,525,172
     4,228,457   Term loan, maturing May 15, 2007                    4,260,170
                 UNITED DEFENSE INDUSTRIES, INC.
    15,366,328   Term loan, maturing June 30, 2009                  15,400,626
------------------------------------------------------------------------------
                                                                $   41,106,031
------------------------------------------------------------------------------

Air Freight & Couriers -- 0.3%
------------------------------------------------------------------------------
                 PIEDMONT
$    4,680,432   Term loan, maturing July 23, 2006              $    4,633,627
     4,680,442   Term loan, maturing July 23, 2007                   4,633,638
------------------------------------------------------------------------------
                                                                $    9,267,265
------------------------------------------------------------------------------

Auto Components -- 5.4%
------------------------------------------------------------------------------
                 ACCURIDE CORPORATION
$      551,133   Term loan, maturing January 21, 2005           $      531,843
    19,611,719   Term loan, maturing January 21, 2006               18,778,221
     5,520,000   Term loan, maturing January 21, 2007                5,347,500
                 AMERICAN AXLE & MANUFACTURING, INC.
    12,749,365   Term loan, maturing April 30, 2006                 12,739,625
                 COLLINS & AIKMAN
     1,308,652   Term loan, maturing December 31, 2004               1,298,837
     7,318,045   Term loan, maturing December 31, 2005               7,306,615
                 DURA OPERATING CORP.
     1,496,231   Term loan, maturing March 31, 2007                  1,495,296
                 EXIDE CORPORATION
    10,000,000   DIP loan, maturing February 15, 2004                9,850,000
     6,910,178   Revolving loan, maturing March 18, 2005*            3,956,077
     1,583,621   Term loan, maturing March 18, 2005*                   906,623
    13,834,226   Term loan, maturing March 18, 2006*                 7,885,509
                 FEDERAL-MOGUL CORPORATION
     9,934,845   Revolving loan, maturing February 24, 2004          9,885,171
     3,731,418   Term loan, maturing February 24, 2004               2,912,838
     6,000,000   Term loan, maturing February 24, 2005               4,728,000
    15,351,062   Term loan, maturing February 24, 2006              15,274,306
                 HAYES LEMMERZ INTERNATIONAL, INC.
     1,887,958   Revolving loan, maturing June 16, 2005*             1,604,764
        80,150   Term loan, maturing June 16, 2005*                     68,127
     4,317,500   Term loan, maturing June 16, 2006*                  3,662,678
                 J.L. FRENCH AUTOMOTIVE CASTINGS, INC.
     7,367,866   Term loan, maturing November 30, 2006               6,884,349
                 KEYSTONE AUTOMOTIVE OPERATIONS, INC.
    10,618,129   Term loan, maturing March 31, 2006                 10,538,493
                 METALDYNE, INC.
    16,978,750   Term loan, maturing December 31, 2009              15,867,168
                 SAFELITE GLASS CORP.
     1,962,801   Term loan, maturing June 30, 2008                   1,933,359
     3,152,174   Term loan, maturing June 30, 2009                   3,104,891
                 STANADYNE AUTOMOTIVE CORPORATION
     5,770,818   Term loan, maturing December 10, 2004               5,592,877
                 TENNECO AUTOMOTIVE
     2,953,593   Term loan, maturing December 31, 2007               2,875,651
     2,953,593   Term loan, maturing December 31, 2008               2,881,395
                 THE GOODYEAR TIRE & RUBBER COMPANY
     9,000,000   Term loan, maturing March 31, 2006                  8,730,000
                 TRW AUTOMOTIVE HOLDINGS CORP.
     1,800,000   Term loan, maturing February 28, 2010               1,796,251
    24,400,000   Term loan, maturing February 28, 2011              24,495,868
------------------------------------------------------------------------------
                                                                $  192,932,332
------------------------------------------------------------------------------

Broadcast Media -- 4.2%
------------------------------------------------------------------------------
                 BLOCK COMMUNICATIONS
$    4,251,990   Term loan, maturing November 30, 2009          $    4,267,935
                 CANWEST MEDIA, INC.
    23,901,074   Term loan, maturing May 15, 2008                   23,980,999
    14,932,478   Term loan, maturing May 15, 2009                   14,982,412
                 CITADEL COMMUNICATIONS CORP.
       832,000   Term loan, maturing March 31, 2006                    832,000
     7,822,222   Term loan, maturing December 31, 2008               7,847,644
                 COMCORP BROADCASTING, INC.
     2,594,933   Term loan, maturing June 30, 2007                   2,504,111
                 CUMULUS MEDIA, INC.
     7,400,000   Term loan, maturing March 28, 2010                  7,429,289
                 DISCOVERY COMMUNICATIONS, INC.
    13,400,000   Term loan, maturing December 31, 2005              12,931,000
                 EMMIS COMMUNICATION CORPORATION
     6,775,370   Term loan, maturing August 31, 2009                 6,791,706
                 GRAY TELEVISION, INC.
     3,000,000   Term loan, maturing December 31, 2010               3,019,125
                 LIN TELEVISION CORP.
     2,500,000   Term loan, maturing December 31, 2007               2,505,000
                 NEXSTAR FINANCE, LLC
     2,000,000   Term loan, maturing December 31, 2010               2,005,693
                 PAXSON COMMUNICATIONS CORPORATION
     7,616,875   Term loan, maturing June 30, 2006                   7,588,312
                 RADIO ONE, INC.
     9,367,708   Term loan, maturing June 30, 2007                   9,180,354
                 SINCLAIR BROADCAST GROUP, INC.
    20,400,000   Term loan, maturing December 31, 2009              20,435,516
                 SUSQUEHANNA MEDIA CO.
    21,047,350   Term loan, maturing June 30, 2008                  21,126,278
                 WHITE KNIGHT BROADCASTING, INC.
     2,566,864   Term loan, maturing June 30, 2007                   2,477,023
------------------------------------------------------------------------------
                                                                $  149,904,397
------------------------------------------------------------------------------

Cable Television -- 6.4%
------------------------------------------------------------------------------
                 ADELPHIA
$    2,650,000   DIP loan, maturing June 25, 2004               $    2,659,938
                 BRESNAN COMMUNICATIONS, LLC
     4,500,000   Term loan, maturing September 30, 2010              4,434,376
                 CENTURY CABLE HOLDINGS, LLC
     5,600,000   Term loan, maturing June 30, 2009                   4,639,998
     3,200,000   Term loan, maturing December 31, 2009               2,634,400
                 CHARTER COMMUNICATIONS OPERATING, LLC.
     6,666,667   Term loan, maturing March 18, 2007                  5,977,087
     3,927,663   Term loan, maturing September 18, 2008              3,615,634
                 CHARTER COMMUNICATIONS VI
    13,466,250   Term loan, maturing March 18, 2008                 11,710,830
                 CHARTER COMMUNICATIONS VIII
    15,707,404   Term loan, maturing February 2, 2008               14,405,936
                 CLASSIC CABLE, INC.
     5,022,984   Term loan, maturing January 16, 2008                4,596,031
    11,341,601   Term loan, maturing January 16, 2009               10,377,565
                 CSG SYSTEMS INTL, INC.
     6,575,833   Term loan, maturing December 31, 2007               6,419,657
                 DIRECTTV HOLDINGS, LLC
    20,000,000   Term loan, maturing March 6, 2010                  20,146,260
                 FALCON HOLDING GROUP, L.P.
     1,940,299   Revolving loan, maturing December 31, 2005          1,649,254
     9,295,238   Term loan, maturing June 30, 2007                   8,226,286
    16,744,721   Term loan, maturing December 31, 2007              14,986,525
                 FRONTIERVISION OPERATING PARTNERS, L.P.
     1,666,667   Revolving loan, maturing March 31, 2005             1,572,222
    13,386,316   Term loan, maturing March 31, 2006                 12,583,137
                 HILTON HEAD COMMUNICATIONS
    60,348,750   Term loan, maturing May 15, 2007                   47,856,559
                 INSIGHT MIDWEST HOLDINGS, LLC
     9,600,000   Term loan, maturing December 31, 2009               9,571,334
                 MEDIACOM SOUTHEAST
     3,233,333   Revolving loan, maturing March 31, 2008             3,205,042
     5,952,513   Term loan, maturing September 30, 2008              5,803,700
                 OLYMPUS CABLE HOLDINGS, LLC
     2,000,000   Term loan, maturing September 30, 2009              1,742,142
     1,000,000   Term loan, maturing September 30, 2010                889,250
                 RCN CORPORATION
    10,250,625   Term loan, maturing June 30, 2007                   8,341,446
                 VIDEOTRON LTEE
    20,406,948   Term loan, maturing December 1, 2009               20,253,896
------------------------------------------------------------------------------
                                                                $  228,298,505
------------------------------------------------------------------------------

Casinos & Gaming -- 3.3%
------------------------------------------------------------------------------
                 ALLIANCE GAMING CORPORATION
$   18,562,500   Term loan, maturing November 30, 2006          $   18,659,174
                 ARGOSY GAMING COMPANY
     9,825,000   Term loan, maturing June 30, 2008                   9,882,309
                 AZTAR CORPORATION
    15,111,739   Term loan, maturing June 30, 2005                  15,102,295
                 BOYD GAMING CORPORATION
     7,195,625   Term loan, maturing June 24, 2008                   7,215,413
                 ISLE OF CAPRI CASINOS
    10,395,000   Term loan, maturing April 25, 2008                 10,435,603
                 MANDALAY RESORT GROUP
    18,731,844   Term loan, maturing August 18, 2006                18,564,044
                 MARINA DISTRICT FINANCE COMPANY
     5,264,633   Term loan, maturing December 31, 2007               5,259,700
                 MGM MIRAGE
     4,275,000   Revolving loan, maturing April 10, 2005             4,196,182
                 MOHEGAN TRIBAL GAMING AUTHORITY
     3,150,000   Term loan, maturing March 31, 2008                  3,142,125
                 PARK PLACE ENTERTAINMENT CORPORATION
     7,805,347   Revolving loan, maturing December 31, 2003          7,678,510
                 PINNACLE ENTERTAINMENT, INC.
     6,750,000   Term loan, maturing May 15, 2008                    6,771,094
                 VENETIAN CASINO RESORT, LLC/LAS VEGAS SANDS, INC.
     1,000,000   Term loan, maturing June 4, 2007                      992,188
     8,926,275   Term loan, maturing June 4, 2008                    8,991,365
------------------------------------------------------------------------------
                                                                $  116,890,002
------------------------------------------------------------------------------

Chemicals -- 5.8%
------------------------------------------------------------------------------
                 AOC,LLC.
$   20,410,528   Term loan, maturing September 30, 2006         $   20,206,423
                 ARTEVA B.V. (KOSA)
     2,940,134   Term loan, maturing December 31, 2005               2,822,528
    18,155,598   Term loan, maturing December 31, 2006              18,008,084
                 AVECIA INVESTMENTS LIMITED
     2,696,378   Term loan, maturing June 30, 2007                   2,655,932
     5,933,799   Term loan, maturing June 30, 2008                   5,844,792
                 CP KELCO U.S., INC.
     8,133,765   Term loan, maturing March 31, 2008                  8,069,370
     2,723,741   Term loan, maturing September 30, 2008              2,702,178
                 FOAMEX L.P.
       886,266   Term loan, maturing June 30, 2005                     829,766
       805,699   Term loan, maturing June 30, 2006                     754,335
     1,278,318   Term loan, maturing June 30, 2007                   1,196,825
                 GEO SPECIALTY CHEMICALS, INC.
     4,596,429   Term loan, maturing December 31, 2007               4,240,205
                 GEORGIA GULF CORPORATION
     8,986,400   Term loan, maturing May 12, 2009                    9,031,332
                 GGP/HOMART
    13,158,938   Term loan, maturing November 25, 2003              13,134,265
                 HUNTSMAN INT'L
     1,925,349   Term loan, maturing June 3, 2006                    1,890,052
    14,405,658   Term loan, maturing June 30, 2007                  14,384,050
    14,406,269   Term loan, maturing June 30, 2008                  14,394,268
                 HUNTSMAN LLC
    11,434,420   Term loan, maturing March 31, 2007                 10,395,797
     5,485,201   Term loan, maturing March 31, 2008                  4,986,964
                 IMC GLOBAL, INC.
       666,667   Revolving loan, maturing May 31, 2005                 626,667
    10,505,842   Term loan, maturing November 17, 2006              10,533,199
                 MESSER GRIESHAM GMBH
    10,924,711   Term loan, maturing April 30, 2009                 10,995,262
    10,240,105   Term loan, maturing April 30, 2010                 10,306,236
                 MILLENIUM CHEMICALS INC.
     1,648,804   Term loan, maturing June 30, 2006                   1,653,957
                 NOVEON
    10,835,000   Term loan, maturing September 30, 2008             10,874,667
                 POLYMER GROUP, INC.
    28,307,730   Term loan, maturing December 31, 2006              26,595,112
------------------------------------------------------------------------------
                                                                $  207,132,266
------------------------------------------------------------------------------

Coal -- 0.3%
------------------------------------------------------------------------------
                 ARCH WESTERN RESOURCES, LLC.
$    6,000,000   Term loan, maturing April 30, 2008             $    6,018,750
                 PEABODY ENERGY CORPORATION
     4,050,000   Term loan, maturing March 21, 2010                  4,078,856
------------------------------------------------------------------------------
                                                                $   10,097,606
------------------------------------------------------------------------------

Commercial Services -- 4.1%
------------------------------------------------------------------------------
                 ADVANSTAR COMMUNICATIONS INC.
$    4,275,000   Term loan, maturing November 17, 2006          $    4,018,500
    19,144,286   Term loan, maturing November 17, 2007              18,362,567
                 AMERICAN MARKETING INDUSTRIES, INC.
     3,534,986   Term loan, maturing November 30, 2003*                 91,945
     4,213,132   Term loan, maturing November 30, 2004*                109,583
     4,319,263   Term loan, maturing November 30, 2005*                111,019
     3,547,576   Term loan, maturing November 30, 2006*                 92,272
                 ANTHONY CRANE RENTAL, L.P.
    22,696,333   Term loan, maturing July 20, 2006                  12,596,465
                 COINMACH LAUNDRY CORPORATION
     2,087,304   Term loan, maturing July 25, 2008                   2,082,086
     9,310,000   Term loan, maturing July 25, 2009                   9,336,766
                 CORRECTIONS CORPORATION OF AMERICA
    12,291,662   Term loan, maturing May 31, 2008                   12,346,975
                 ENVIRONMENTAL SYSTEMS PRODUCTS HLDGS, INC.
     7,659,723   Term loan, maturing December 31, 2004               7,046,944
     8,586,971   Term loan, maturing December 31, 2004               8,343,676
                 GATE GOURMET BORROWER LLC
     7,550,000   Term loan, maturing December 31, 2008               6,983,750
                 IDENTITY NOW HOLDINGS, LLC
     5,510,233   Term loan, maturing November 30, 2006               5,510,233
                 METOKOTE CORPORATION
     5,075,765   Term loan, maturing November 2, 2005                4,996,456
                 MSX INTERNATIONAL, INC.
    16,486,559   Term loan, maturing December 31, 2006              14,837,903
                 PANAVISION INTERNATIONAL, L.P.
       656,364   Revolving loan, maturing March 31, 2004               603,855
       189,913   Term loan, maturing March 31, 2004                    174,720
    21,418,595   Term loan, maturing March 31, 2005                 19,633,719
                 VOLUME SERVICES, INC.
    20,249,947   Term loan, maturing June 30, 2003                  20,098,072
------------------------------------------------------------------------------
                                                                $  147,377,506
------------------------------------------------------------------------------

Communications Equipment -- 0.4%
------------------------------------------------------------------------------
                 AMPHENOL CORPORATION
$    5,785,000   Term loan, maturing May 6, 2010                $    5,820,722
                 SUPERIOR TELECOM, INC.
     2,247,973   Revolving loan, maturing November 27, 2005*           681,965
     3,323,162   Term loan, maturing November 27, 2005*              1,038,099
    22,181,718   Term loan, maturing November 27, 2006*              6,929,188
                 TELEX COMMUNICATIONS, INC.
     1,245,654   Term loan, maturing November 6, 2004                1,146,002
------------------------------------------------------------------------------
                                                                $   15,615,976
------------------------------------------------------------------------------

Construction Materials -- 0.4%
------------------------------------------------------------------------------
                 FORMICA CORPORATION
$    1,381,240   Revolving loan, maturing May 1, 2004           $    1,212,038
       465,826   Term loan, maturing May 1, 2004                       408,763
     8,793,297   Term loan, maturing April 30, 2006                  7,979,917
                 NCI BUILDING SYSTEMS, INC.
     1,481,013   Term loan, maturing July 31, 2008                   1,486,566
                 TRUSEAL TECHNOLOGIES, INC.
     3,894,500   Term loan, maturing July 1, 2004                    3,894,500
                 U.S. AGGREGATES, INC.
     1,581,061   Term loan, maturing March 31, 2006*                   679,856
------------------------------------------------------------------------------
                                                                $   15,661,640
------------------------------------------------------------------------------

Containers & Packaging - Metal & Glass -- 0.8%
------------------------------------------------------------------------------
                 IMPRESS METAL PACKAGING HOLDINGS B.V.
$    9,894,092   Term loan, maturing December 31, 2006          $    9,795,151
                 SILGAN HOLDINGS INC.
    18,118,724   Term loan, maturing December 31, 2008              18,133,817
------------------------------------------------------------------------------
                                                                $   27,928,968
------------------------------------------------------------------------------

Containers & Packaging - Paper -- 2.8%
------------------------------------------------------------------------------
                 BLUE RIDGE PAPER PRODUCTS, INC.
$    2,551,801   Revolving loan, maturing March 31, 2005        $    2,424,210
       518,587   Term loan, maturing March 31, 2005                    492,658
     9,980,607   Term loan, maturing March 31, 2006                  9,731,092
                 GRAPHIC PACKAGING CORPORATION
     1,883,750   Term loan, maturing February 28, 2009               1,889,637
                 GREIF BROS. CORPORATION
     3,458,813   Term loan, maturing August 31, 2008                 3,461,407
                 IMPAXX, INC.
     1,432,324   Term loan, maturing December 31, 2005                 916,688
     5,192,761   Term loan, maturing December 31, 2006               3,323,367
                 JEFFERSON SMURFIT CORPORATION
       618,182   Revolving loan, maturing March 31, 2005               594,227
     5,141,715   Term loan, maturing March 31, 2007                  5,109,415
                 PACKAGING DYNAMICS, LLC.
    16,199,583   Term loan, maturing November 20, 2008              16,159,084
                 PORT TOWNSEND PAPER CORPORATION
     7,203,000   Term loan, maturing March 16, 2007                  6,698,790
                 PRINTPACK HOLDINGS, INC.
     5,940,038   Term loan, maturing April 30, 2009                  5,959,836
                 RIVERWOOD INTERNATIONAL CORPORATION
       466,667   Revolving loan, maturing December 31, 2005            464,917
    25,740,000   Term loan, maturing March 31, 2007                 25,740,000
                 STONE CONTAINER CORPORATION
    15,649,557   Term loan, maturing June 30, 2009                  15,577,429
     2,886,903   Term loan, maturing December 31, 2009               2,876,377
------------------------------------------------------------------------------
                                                                $  101,419,134
------------------------------------------------------------------------------

Containers & Packaging - Plastics -- 1.1%
------------------------------------------------------------------------------
                 BERRY PLASTICS CORPORATION
$    5,458,750   Term loan, maturing June 30, 2010              $    5,486,044
                 CONSOLIDATED CONTAINER HOLDINGS LLC
    14,012,264   Term loan, maturing June 30, 2007                  12,825,607
                 CROWN CORK & SEAL COMPANY, INC.
    10,225,000   Term loan, maturing September 15, 2008             10,262,066
                 TEKNI-PLEX, INC.
     9,949,845   Term loan, maturing June 30, 2008                   9,791,274
------------------------------------------------------------------------------
                                                                $   38,364,991
------------------------------------------------------------------------------

Educational Services -- 0.9%
------------------------------------------------------------------------------
                 JOSTENS, INC.
$    6,618,561   Term loan, maturing December 31, 2009          $    6,632,347
                 KINDERCARE LEARNING CENTERS, INC.
     1,473,333   Revolving loan, maturing February 13, 2005          1,414,400
     6,346,480   Term loan, maturing February 13, 2006               6,171,952
                 KNOWLEDGE LEARNING CORPORATION
     5,200,000   Term loan, maturing May 15, 2010                    5,154,500
                 WEEKLY READER CORPORATION
    14,201,596   Term loan, maturing September 30, 2007             13,917,564
------------------------------------------------------------------------------
                                                                $   33,290,763
------------------------------------------------------------------------------

Electronic Equipment & Instruments -- 0.3%
------------------------------------------------------------------------------
                 JUNO LIGHTING, INC.
$    6,521,186   Term loan, maturing November 30, 2006          $    6,504,883
                 KNOWLES ELECTRONICS, INC.
     6,461,434   Term loan, maturing June 29, 2007                   6,009,134
------------------------------------------------------------------------------
                                                                $   12,514,017
------------------------------------------------------------------------------

Entertainment -- 2.7%
------------------------------------------------------------------------------
                 AMF BOWLING WORLDWIDE, INC.
$    1,953,125   Term loan, maturing February 28, 2008          $    1,953,939
                 AMFAC RESORTS, INC.
     8,931,488   Term loan, maturing September 30, 2003              8,909,159
     8,931,488   Term loan, maturing September 30, 2004              8,909,159
                 BLOCKBUSTER ENTERTAINMENT CORP.
       911,538   Revolving loan, maturing July 1, 2004                 902,651
    19,399,242   Term loan, maturing July 1, 2004                   19,302,246
                 HOLLYWOOD ENTERTAINMENT CORPORATION
     3,237,500   Term loan, maturing March 31, 2008                  3,242,897
                 METRO-GOLDWYN-MAYER STUDIOS INC.
     5,000,000   Term loan, maturing June 11, 2007                   4,968,750
    27,000,000   Term loan, maturing June 11, 2008                  26,978,913
                 SIX FLAGS THEME PARKS INC.
     5,430,833   Revolving loan, maturing June 30, 2008              5,267,908
    15,515,000   Term loan, maturing June 30, 2009                  15,430,955
------------------------------------------------------------------------------
                                                                $   95,866,577
------------------------------------------------------------------------------

Environmental Services -- 0.8%
------------------------------------------------------------------------------
                 ALLIED WASTE INDUSTRIES, INC.
$    3,207,143   Term loan, maturing January 15, 2010           $    3,229,192
    19,242,857   Term loan, maturing July 15, 2010                  19,381,175
                 CASELLA WASTE SYSTEMS, INC.
     5,900,000   Term loan, maturing January 24, 2010                5,934,108
                 INTERNATIONAL TECHNOLOGY CORPORATION
    12,717,743   Term loan, maturing June 11, 2004*                  1,081,008
------------------------------------------------------------------------------
                                                                $   29,625,483
------------------------------------------------------------------------------

Food, Beverages & Tobacco -- 2.6%
------------------------------------------------------------------------------
                 AMERICAN SEAFOOD HOLDINGS INC.
$    1,481,246   Term loan, maturing September 30, 2007         $    1,474,457
     5,019,638   Term loan, maturing March 31, 2009                  5,037,679
                 AURORA FOODS, INC.
     1,994,286   Revolving loan, maturing September 30, 2005         1,769,929
     3,511,689   Term loan, maturing September 30, 2006              3,252,702
     2,582,684   Term loan, maturing March 31, 2007                  2,383,817
     3,410,231   Term loan, maturing September 30, 2007              3,142,528
                 COTT CORPORATION
       673,000   Term loan, maturing December 31, 2006                 675,524
                 DEAN FOODS COMPANY
     3,993,750   Term loan, maturing July 15, 2007                   3,986,262
    16,115,047   Term loan, maturing July 15, 2008                  16,149,839
                 DEL MONTE CORPORATION
     6,733,456   Term loan, maturing December 20, 2010               6,809,207
                 DR. PEPPER/SEVEN UP BOTTLING GROUP, INC.
     2,181,899   Term loan, maturing October 7, 2007                 2,150,874
                 EAGLE FAMILY FOODS, INC.
     5,241,522   Term loan, maturing December 31, 2005               4,861,512
                 INTERSTATE BRANDS CORPORATIONS
     4,125,000   Term loan, maturing July 19, 2006                   4,063,125
    11,544,375   Term loan, maturing July 19, 2007                  11,505,413
     5,947,538   Term loan, maturing July 19, 2008                   5,910,364
                 MICHAEL FOODS, INC.
     1,632,368   Term loan, maturing March 30, 2008                  1,641,890
                 NUTRA SWEET
     3,274,528   Term loan, maturing June 30, 2007                   3,264,977
     3,451,000   Term loan, maturing June 30, 2008                   2,803,938
                 SOUTHERN WINE & Spirits of America, Inc.
    12,406,250   Term loan, maturing June 28, 2008                  12,441,149
------------------------------------------------------------------------------
                                                                $   93,325,186
------------------------------------------------------------------------------

Funeral Service -- 0.4%
------------------------------------------------------------------------------
                 CORNERSTONE FAMILY SERVICES, INC.
$    8,480,522   Term loan, maturing March 31, 2007             $    7,293,249
                 PRIME SUCCESSION, INC.
    14,242,033   Term loan, maturing August 1, 2003*                 6,693,755
------------------------------------------------------------------------------
                                                                $   13,987,004
------------------------------------------------------------------------------

Health Care - Equipment & Supplies -- 0.8%
------------------------------------------------------------------------------
                 ADVANCE MEDICAL OPTICS, INC.
$    3,917,813   Term loan, maturing June 30, 2008              $    3,931,282
                 CIRCON CORPORATION
     2,472,428   Term loan, maturing October 31, 2006                2,320,542
                 CONMED CORPORATION
     4,477,500   Term loan, maturing December 31, 2007               4,484,964
                 FISHER SCIENTIFIC INTERNATIONAL, LLC
     7,125,000   Term loan, maturing March 31, 2010                  7,162,406
                 LEINER HEALTH PRODUCTS INC.
     7,549,651   Term loan, maturing March 31, 2004                  6,992,864
                 MAXXIM MEDICAL, INC.
     4,174,264   Term loan, maturing October 31, 2007*                 626,140
     4,174,264   Term loan, maturing October 31, 2008*                 626,140
                 NUTRAMAX PRODUCTS, INC.
       329,191   Note claim, maturing July 3, 2003                     329,191
                 SYBRON DENTAL MANAGEMENT
     3,402,782   Term loan, maturing June 6, 2009                    3,416,819
------------------------------------------------------------------------------
                                                                $   29,890,348
------------------------------------------------------------------------------

Health Care - Providers & Services -- 4.1%
------------------------------------------------------------------------------
                 ALLIANCE IMAGING, INC.
$    9,398,601   Term loan, maturing June 10, 2008              $    9,064,951
                 AMERISOURCE BERGEN CORPORATION
    13,050,000   Term loan, maturing March 31, 2005                 12,886,875
                 CAREMARK RX, INC.
     7,518,853   Term loan, maturing March 31, 2006                  7,523,553
                 COMMUNITY HEALTH SYSTEMS, INC.
    34,327,500   Term loan, maturing July 5, 2010                   34,255,103
                 CONCENTRA MANAGED CARE, INC.
     6,601,600   Term loan, maturing December 31, 2005               6,502,576
     5,806,301   Term loan, maturing December 31, 2006               5,719,206
                 DAVITA, INC.
    11,837,418   Term loan, maturing March 31, 2009                 11,868,491
                 EXPRESS SCRIPTS, INC.
     2,916,667   Term loan, maturing March 31, 2008                  2,918,490
                 FHC HEALTH SYSTEMS, INC.
     5,483,274   Term loan, maturing April 30, 2005                  5,209,110
     5,483,274   Term loan, maturing April 30, 2006                  5,209,110
                 FRESENIUS MEDICAL CARE HOLDINGS, INC.
    14,650,000   Term loan, maturing February 21, 2010              14,688,149
                 MAGELLAN HEALTH SERVICES, INC.
     2,165,148   Term loan, maturing February 12, 2005               2,042,455
     2,165,148   Term loan, maturing February 12, 2006               2,042,455
                 MEDIQ/PRN LIFE SUPPORT SERVICES, INC.
    13,083,175   Term loan, maturing May 29, 2006                   11,905,689
                 TEAM HEALTH
     5,237,670   Term loan, maturing October 31, 2007                5,090,360
     3,807,593   Term loan, maturing October 31, 2008                3,731,441
                 TRIAD HOSPITALS HOLDINGS, INC.
     7,385,365   Term loan, maturing March 31, 2008                  7,434,463
------------------------------------------------------------------------------
                                                                $  148,092,477
------------------------------------------------------------------------------

Hotels -- 0.7%
------------------------------------------------------------------------------
                 EXTENDED STAY AMERICA
$   15,308,694   Term loan, maturing December 31, 2007          $   15,260,854
                 WYNDHAM INTERNATIONAL, INC.
     4,616,654   Term loan, maturing June 30, 2004                   3,861,504
     8,898,439   Term loan, maturing June 30, 2006                   7,214,410
------------------------------------------------------------------------------
                                                                $   26,336,768
------------------------------------------------------------------------------

Household Furnish & Appliances -- 1.2%
------------------------------------------------------------------------------
                 GOODMAN MANUFACTURING COMPANY, L.P.
$    1,019,970   Term loan, maturing September 30, 2003         $    1,017,420
    10,871,654   Term loan, maturing July 31, 2005                  10,895,441
                 SEALY MATTRESS COMPANY
     4,353,513   Term loan, maturing December 15, 2004               4,328,481
     6,344,758   Term loan, maturing December 15, 2005               6,305,104
     8,288,581   Term loan, maturing December 15, 2006               8,236,777
                 SIMMONS COMPANY
     3,232,212   Term loan, maturing October 30, 2005                3,245,681
     4,506,689   Term loan, maturing October 30, 2006                4,529,223
                 THE BOYDS COLLECTION, LTD.
     2,889,518   Term loan, maturing April 21, 2005                  2,831,728
------------------------------------------------------------------------------
                                                                $   41,389,855
------------------------------------------------------------------------------

Household Products -- 2.0%
------------------------------------------------------------------------------
                 CENTRAL GARDEN & PET COMPANY
$    2,500,000   Term loan, maturing May 19, 2009               $    2,513,282
                 CHURCH & DWIGHT CO. INC.
     7,195,625   Term loan, maturing September 30, 2007              7,240,598
                 RAYOVAC CORPORATION
    10,098,734   Term loan, maturing September 30, 2009             10,117,669
                 SAMSONITE CORPORATION
    17,966,570   Term loan, maturing June 24, 2006                  16,529,244
                 THE IMPERIAL DECOR HOME GROUP, INC.
     1,417,283   Medium term note, maturing April 4, 2006              708,642
                 THE SCOTTS COMPANY
    12,743,116   Term loan, maturing December 31, 2007              12,799,657
                 UNITED INDUSTRIES CORPORATION
    12,108,273   Term loan, maturing January 20, 2006               12,130,976
                 WERNER HOLDING CO.
     6,304,120   Term loan, maturing November 30, 2004               6,281,791
     4,160,557   Term loan, maturing November 30, 2005               4,147,555
------------------------------------------------------------------------------
                                                                $   72,469,414
------------------------------------------------------------------------------

  Insurance -- 0.3%
------------------------------------------------------------------------------
                 HILB, ROGAL AND HAMILTON COMPANY
$    6,203,125   Term loan, maturing June 30, 2007              $    6,230,264
                 WILLIS CORROON CORPORATION
     3,552,186   Term loan, maturing February 19, 2007               3,527,765
------------------------------------------------------------------------------
                                                                $    9,758,029
------------------------------------------------------------------------------

Leisure -- 0.9%
------------------------------------------------------------------------------
                 NEW ENGLAND SPORTS VENTURES, LLC
$   32,000,000   Term loan, maturing February 28, 2005          $   32,000,000
------------------------------------------------------------------------------
                                                                $   32,000,000
------------------------------------------------------------------------------

Leisure Equipment & Products -- 0.3%
------------------------------------------------------------------------------
                 BELL SPORTS, INC.
$   12,458,248   Term loan, maturing March 30, 2007             $   10,838,675
------------------------------------------------------------------------------
                                                                $   10,838,675
------------------------------------------------------------------------------

Machinery -- 1.3%
------------------------------------------------------------------------------
                 FLOWSERVE CORPORATION
$    4,917,650   Term loan, maturing June 30, 2007              $    4,882,306
    15,938,469   Term loan, maturing June 30, 2009                  15,966,139
                 REXNORD CORPORATION
     5,861,111   Term loan, maturing November 30, 2009               5,909,952
                 TEREX CORPORATION
     6,589,657   Term loan, maturing June 30, 2009                   6,439,624
                 THE MANITOWOC COMPANY
    10,119,750   Term loan, maturing June 30, 2007                  10,143,784
                 THERMADYNE HOLDINGS CORPORATION
     3,754,742   Term loan, maturing March 31, 2008                  3,754,742
------------------------------------------------------------------------------
                                                                $   47,096,547
------------------------------------------------------------------------------

Manufacturing -- 6.0%
------------------------------------------------------------------------------
                 ADVANCED GLASSFIBER YARNS LLC
$   14,054,014   Term loan, maturing September 30, 2005*        $    6,254,036
                 AMSCAN HOLDINGS, INC.
     2,000,000   Term loan, maturing June 15, 2007                   2,000,000
                 CHART INDUSTRIES, INC.
    18,519,645   Term loan, maturing March 31, 2006*                14,260,126
                 CITATION CORPORATION
    12,815,244   Term loan, maturing December 1, 2007               10,604,615
                 DAYTON SUPERIOR CORPORATION
     1,310,906   Term loan, maturing September 29, 2005              1,199,479
                 DRESSER, INC.
     3,273,158   Term loan, maturing March 31, 2007                  3,285,141
                 GENTEK, INC.
    16,580,232   Term loan, maturing April 30, 2007                  9,823,787
     6,457,890   Term loan, maturing April 30, 2008                  3,823,071
                 INGRAM INDUSTRIES, INC.
     7,263,489   Term loan, maturing June 30, 2008                   7,245,331
                 JOAN FABRICS CORPORATION
        12,534   Term loan, maturing September 30, 2004                 11,970
     2,107,627   Term loan, maturing June 30, 2005                   2,044,398
     1,313,278   Term loan, maturing June 30, 2006                   1,273,880
                 JOHNSONDIVERSEY, INC.
     4,169,146   Term loan, maturing November 30, 2008               4,180,436
     8,415,000   Term loan, maturing November 30, 2009               8,465,625
                 MATTHEW WARREN, INC.
     7,079,638   Term loan, maturing May 31, 2005                    6,675,641
     2,536,876   Term loan, maturing May 31, 2006                    2,379,887
                 MOTOR COACH INDUSTRIES
    11,303,972   Term loan, maturing June 15, 2006                   9,650,766
                 MUELLER GROUP, INC.
    11,661,875   Term loan, maturing May 31, 2008                   11,646,260
                 NATIONAL WATERWORKS HOLDINGS, INC.
     5,851,000   Term loan, maturing November 22, 2009               5,913,167
                 NEENAH FOUNDRY COMPANY
    14,106,476   Term loan, maturing September 30, 2005             13,683,282
                 PANOLAM INDUSTRIES, INC.
    12,847,328   Term loan, maturing December 31, 2006              12,526,145
                 POLYPORE INCORPORATED
     2,791,281   Term loan, maturing December 31, 2006               2,798,259
    12,375,000   Term loan, maturing December 31, 2007              12,436,875
                 SPX CORPORATION
    10,853,177   Term loan, maturing September 30, 2009             10,852,504
    20,058,490   Term loan, maturing March 31, 2010                 20,057,246
                 SYNTHETIC INDUSTRIES, INC.
    13,759,133   Term loan, maturing December 30, 2007              11,351,285
                 TRIMAS CORPORATION
    11,195,913   Term loan, maturing December 31, 2009              11,217,746
                 WALTER INDUSTRIES, INC.
     8,800,000   Term loan, maturing April 17, 2010                  8,731,254
------------------------------------------------------------------------------
                                                                $  214,392,212
------------------------------------------------------------------------------

Metals & Mining -- 0.9%
------------------------------------------------------------------------------
                 BETTER MINERALS AND AGGREGATES
$    4,634,379   Term loan, maturing June 30, 2006              $    4,588,035
                 COMPASS MINERALS GROUP, INC.
       671,697   Term loan, maturing November 28, 2009                 676,315
                 HANDY & HARMAN
    16,750,985   Term loan, maturing December 31, 2006              16,332,210
                 STILLWATER MINING COMPANY
    13,425,917   Term loan, maturing June 30, 2007                  12,418,973
------------------------------------------------------------------------------
                                                                $   34,015,533
------------------------------------------------------------------------------

Miscellaneous -- 0.1%
------------------------------------------------------------------------------
                 WEIGHT WATCHERS INTERNATIONAL, INC.
$    1,484,738   Term loan, maturing December 31, 2007          $    1,494,017
       879,845   Term loan, maturing December 31, 2008                 885,344
------------------------------------------------------------------------------
                                                                $    2,379,361
------------------------------------------------------------------------------

Office Equipment & Supplies -- 0.5%
------------------------------------------------------------------------------
                 IDENTITY GROUP, INC.
$    6,335,000   Term loan, maturing April 30, 2007             $    3,325,875
                 IRON MOUNTAIN INCORPORATED
     8,626,348   Term loan, maturing February 15, 2008               8,663,320
                 XEROX CORPORATION
     7,718,819   Term loan, maturing April 30, 2005                  7,689,873
------------------------------------------------------------------------------
                                                                $   19,679,068
------------------------------------------------------------------------------

Oil & Gas -- 0.4%
------------------------------------------------------------------------------
                 CITGO PETROLEUM COMPANY
$    5,250,000   Term loan, maturing February 27, 2006          $    5,302,500
                 THE PREMCOR REFINING GROUP, INC.
     8,900,000   Term loan, maturing February 11, 2006               8,922,250
------------------------------------------------------------------------------
                                                                $   14,224,750
------------------------------------------------------------------------------

Paper & Forest Products -- 0.5%
------------------------------------------------------------------------------
                 ALABAMA RIVER & NEWSPRINT
$   11,720,549   Term loan, maturing June 30, 2003              $   11,163,823
                 BEAR ISLAND PAPER COMPANY, LLC
     7,140,533   Term loan, maturing December 31, 2005               7,033,425
------------------------------------------------------------------------------
                                                                $   18,197,248
------------------------------------------------------------------------------

Personal Products -- 1.0%
------------------------------------------------------------------------------
                 ARMKEL, LLC
$    1,426,304   Term loan, maturing March 31, 2009             $    1,435,753
                 MARY KAY COSMETICS, INC.
     9,940,686   Term loan, maturing September 30, 2007              9,992,457
                 PLAYTEX PRODUCTS, INC.
    25,267,138   Term loan, maturing May 31, 2009                   25,156,594
------------------------------------------------------------------------------
                                                                $   36,584,804
------------------------------------------------------------------------------

Publishing & Printing -- 3.9%
------------------------------------------------------------------------------
                 AMERICAN MEDIA OPERATIONS INC.
$      738,634   Term loan, maturing April 1, 2006              $      737,018
    18,168,997   Term loan, maturing April 1, 2008                  18,228,610
                 BELL ACTIMEDIA, INC.
     2,493,750   Term loan, maturing November 29, 2009               2,519,468
                 DEX MEDIA, INC.
       328,659   Term loan, maturing November 8, 2009                  333,001
                 HOLLINGER INTERNATIONAL PUBLISHING, INC.
     1,973,417   Term loan, maturing September 30, 2009              2,000,551
                 JOURNAL REGISTER COMPANY
    25,768,709   Term loan, maturing September 30, 2006             25,575,444
                 LIBERTY GROUP OPERATING, INC.
     8,606,074   Term loan, maturing April 30, 2007                  8,595,317
                 MERRILL CORPORATION
       698,483   Term loan, maturing November 15, 2006                 633,874
     9,845,189   Term loan, maturing November 15, 2007               8,934,509
                 MOORE HOLDINGS U.S.A. INC.
    12,400,000   Term loan, maturing March 15, 2010                 12,481,381
                 MORRIS COMMUNICATIONS CORPORATION
    13,000,000   Term loan, maturing September 30, 2009             13,060,944
                 R.H. DONNELLEY INC.
     3,491,250   Term loan, maturing June 30, 2010                   3,525,436
                 SUN MEDIA CORPORATION
     3,947,141   Term loan, maturing February 7, 2009                3,957,009
                 THE MCCLATCHY COMPANY
     4,585,561   Term loan, maturing September 10, 2005              4,562,634
    10,810,485   Term loan, maturing September 10, 2007             10,827,382
                 THE READER'S DIGEST ASSOCIATION, INC.
     6,947,500   Term loan, maturing May 20, 2008                    6,856,314
                 THE SHERIDAN GROUP, INC.
     6,899,285   Term loan, maturing January 30, 2005                6,692,307
                 TRANSWESTERN PUBLISHING COMPANY LLC
    11,326,121   Term loan, maturing June 27, 2008                  11,352,080
------------------------------------------------------------------------------
                                                                $  140,873,279
------------------------------------------------------------------------------

Real Estate -- 5.3%
------------------------------------------------------------------------------
                 125 WEST 55TH STREET
$   10,799,206   Term loan, maturing June 9, 2004               $   10,799,206
                 AGBRI OCTAGON
    15,157,329   Term loan, maturing May 31, 2004                   15,043,649
                 AIMCO PROPERTIES, L.P.
     2,535,364   Term loan, maturing February 28, 2004               2,538,533
                 AMERICAN SKIING COMPANY RESORT PROPERTIES, INC.
     6,480,000   Term loan, maturing June 30, 2003*                  5,896,800
                 AP-KNIGHT LP
     9,649,131   Term loan, maturing December 31, 2004               9,637,069
                 CRESCENT REAL ESTATE EQUITIES, L.P.
    21,250,000   Term loan, maturing May 31, 2005                   21,196,875
                 FAIRFIELD RESORTS, INC.
     4,546,667   Revolving loan, maturing March 21, 2006             4,523,933
    10,230,000   Term loan, maturing March 21, 2006                 10,178,850
                 ISTAR WALDEN
     1,000,000   Term loan, maturing June 30, 2003                     990,000
                 LENNAR CORPORATION
     6,854,000   Term loan, maturing May 2, 2007                     6,865,995
                 MACERICH PARTNERSHIP, L.P.
     8,601,600   Term loan, maturing July 15, 2005                   8,612,352
                 NEWKIRK MASTER, L.P.
    10,917,841   Term loan, maturing December 31, 2004              10,986,077
                 OLY HIGHTOP PARENT
    27,260,619   Term loan, maturing March 31, 2006                 27,328,771
                 SHELBOURNE PROPERTIES, L.P.
     5,186,364   Term loan, maturing February 19, 2006               5,179,881
                 THE WOODLANDS COMMERCIAL PROPERTIES CO., L.P.
     7,742,501   Term loan, maturing November 26, 2005               7,761,857
                 TRIZEC PROPERTIES, INC.
    29,000,000   Term loan, maturing May 29, 2005                   28,927,500
                 WILMORITE HOLDINGS, L.P.
    13,575,000   Term loan, maturing March 31, 2006                 13,541,063
------------------------------------------------------------------------------
                                                                $  190,008,411
------------------------------------------------------------------------------

Restaurants -- 0.6%
------------------------------------------------------------------------------
                 AFC ENTERPRISES INC.
$    3,908,781   Term loan, maturing May 23, 2009               $    3,888,424
                 BUFFETS, INC.
    12,856,659   Term loan, maturing June 30, 2009                  12,551,314
                 JACK IN THE BOX, INC.
     2,294,250   Term loan, maturing July 22, 2007                   2,305,721
                 O'CHARLEY'S INC.
     2,350,000   Term loan, maturing January 27, 2009                2,357,344
------------------------------------------------------------------------------
                                                                $   21,102,803
------------------------------------------------------------------------------

Retail - Food & Drug -- 4.1%
------------------------------------------------------------------------------
                 DOMINO'S INC.
$   23,080,612   Term loan, maturing June 30, 2008              $   23,138,314
                 DUANE READE INC.
     3,000,000   Revolving loan, maturing February 15, 2006          2,955,000
     3,438,761   Term loan, maturing February 15, 2007               3,447,356
                 FLEMING COMPANIES, INC.
     3,281,679   Revolving loan, maturing June 18, 2008              2,797,632
    11,920,645   Term loan, maturing June 18, 2009                   9,977,580
                 GIANT EAGLE, INC.
    17,616,875   Term loan, maturing August 6, 2009                 17,646,242
                 RITE AID CORPORATION
    30,750,000   Term loan, maturing April 30, 2008                 30,988,313
                 ROUNDY'S, INC.
    22,083,125   Term loan, maturing June 6, 2009                   22,121,086
                 SDM CORPORATION
    25,472,136   Term loan, maturing February 4, 2009               25,533,167
                 THE PANTRY, INC.
     7,800,000   Term loan, maturing March 31, 2007                  7,751,250
------------------------------------------------------------------------------
                                                                $  146,355,940
------------------------------------------------------------------------------

Retail - Multiline -- 0.3%
------------------------------------------------------------------------------
                 KMART CORPORATION
$   10,500,000   Term loan, maturing May 6, 2006                $   10,500,000
                 RENT-A-CENTER, INC.
     1,000,000   Term loan, maturing May 28, 2009                    1,000,000
------------------------------------------------------------------------------
                                                                $   11,500,000
------------------------------------------------------------------------------

Retail - Specialty -- 1.6%
------------------------------------------------------------------------------
                 ADVANCE STORES COMPANY, INC.
$      521,305   Term loan, maturing November 30, 2006          $      519,676
    11,512,577   Term loan, maturing November 30, 2007              11,548,554
     5,930,004   Term loan, maturing May 31, 2008                    5,946,063
                 CHARMING SHOPPES, INC.
       114,443   Revolving loan, maturing August 31, 2004              114,443
                 CSK AUTO, INC.
    11,250,000   Term loan, maturing December 21, 2004              11,290,433
                 JO-ANN STORES, INC.
     9,000,000   Term loan, maturing April 30, 2005                  8,955,000
                 MALL OF AMERICA KAY-BEE TOY, INC.
     4,210,528   Revolving loan, maturing December 7, 2005           4,189,475
                 PETCO ANIMAL SUPPLIES INC.
       911,248   Term loan, maturing October 2, 2008                   914,476
                 PETRO STOPPING CENTERS, L.P.
     4,737,289   Term loan, maturing July 31, 2006                   4,571,484
                 TRAVELCENTERS OF AMERICA, INC.
    10,487,856   Term loan, maturing November 30, 2008              10,537,023
------------------------------------------------------------------------------
                                                                $   58,586,627
------------------------------------------------------------------------------

Road & Rail -- 0.4%
------------------------------------------------------------------------------
                 KANSAS CITY SOUTHERN INDUSTRIES, INC.
$    3,441,475   Term loan, maturing June 12, 2008              $    3,449,005
                 RAILAMERICA AUSTRALIA FINANCE PTY. LTD.
     1,742,400   Term loan, maturing May 31, 2009                    1,741,964
                 RAILAMERICA CANADA CORP.
     1,452,000   Term loan, maturing May 31, 2009                    1,451,637
                 RAILAMERICA TRANSPORTATION CORP.
     7,695,600   Term loan, maturing May 31, 2009                    7,693,676
------------------------------------------------------------------------------
                                                                $   14,336,282
------------------------------------------------------------------------------

Telecommunications - Wireline -- 1.9%
------------------------------------------------------------------------------
                 ALEC HOLDINGS, INC.
$    7,655,451   Term loan, maturing November 30, 2006          $    7,623,550
     4,629,599   Term loan, maturing November 30, 2007               4,610,308
                 BROADWING INC.
     1,660,780   Revolving loan, maturing December 31, 2003          1,610,957
     3,441,114   Term loan, maturing December 31, 2004               3,433,946
    26,615,281   Term loan, maturing December 31, 2005              26,318,228
                 FAIRPOINT COMMUNICATIONS, INC.
    23,919,325   Term loan, maturing March 31, 2007                 24,009,023
------------------------------------------------------------------------------
                                                                $   67,606,012
------------------------------------------------------------------------------

Telecommunications - Wireless -- 1.3%
------------------------------------------------------------------------------
                 AMERICAN TOWER, L.P.
$    1,644,349   Term loan, maturing December 31, 2006          $    1,608,379
     3,535,610   Term loan, maturing December 31, 2007               3,510,701
                 CENTENNIAL CELLULAR CORP.
       589,212   Term loan, maturing November 30, 2006                 532,132
       900,112   Term loan, maturing November 30, 2007                 812,914
                 CRICKET COMMUNICATIONS, INC.
     3,200,000   Term loan, maturing June 30, 2007*                  1,120,000
                 NEXTEL COMMUNICATIONS, INC.
    15,044,750   Term loan, maturing March 31, 2009                 14,599,200
                 SPECTRASITE COMMUNICATIONS, INC.
     1,795,225   Term loan, maturing December 31, 2007               1,796,720
                 WESTERN WIRELESS
    14,607,500   Term loan, maturing September 30, 2007             13,548,456
     6,753,075   Term loan, maturing September 30, 2008              6,256,245
                 WINSTAR COMMUNICATIONS, INC.
     6,837,157   DIP loan, maturing June 30, 2003*                   1,709,289
------------------------------------------------------------------------------
                                                                $   45,494,036
------------------------------------------------------------------------------

Textiles & Apparel -- 0.3%
------------------------------------------------------------------------------
                 ST. JOHN KNITS INTERNATIONAL, INC.
$    4,460,818   Term loan, maturing July 31, 2007              $    4,469,182
                 WALLS INDUSTRIES, INC.
     3,547,358   Term loan, maturing February 28, 2005               2,837,887
     5,184,780   Term loan, maturing February 28, 2006               4,147,824
------------------------------------------------------------------------------
                                                                $   11,454,893
------------------------------------------------------------------------------

Theaters -- 0.7%
------------------------------------------------------------------------------
                 CINEMARK USA, INC.
$    6,500,000   Term loan, maturing March 31, 2008             $    6,530,472
                 HOLLYWOOD THEATER HOLDINGS, INC.
     8,030,033   Term loan, maturing March 31, 2006                  7,528,156
                 LOEWS CINEPLEX ENTERTAINMENT CORPORATION
     1,954,590   Term loan, maturing September 30, 2006              1,929,241
     1,500,000   Revolving loan, maturing March 31, 2007             1,485,000
     4,561,364   Term loan, maturing May 31, 2008                    4,515,750
     2,693,182   Term loan, maturing May 31, 2008                    2,666,250
------------------------------------------------------------------------------
                                                                $   24,654,869
------------------------------------------------------------------------------

Utility -- 0.7%
------------------------------------------------------------------------------
                 INTERNATIONAL TRANSMISSION COMPANY
$    4,800,000   Term loan, maturing March 18, 2009             $    4,842,000
                 ITC HOLDING CORP.
     3,200,000   Term loan, maturing March 18, 2009                  3,213,334
                 MICHIGAN ELECTRIC TRANSMISSION COMPANY, LLC
     2,233,125   Term loan, maturing June 30, 2007                   2,239,172
                 PACIFIC ENERGY GROUP, LLC
    13,700,000   Term loan, maturing July 26, 2009                  13,768,500
------------------------------------------------------------------------------
                                                                $   24,063,006
------------------------------------------------------------------------------

  Total Senior Floating Rate Interests
    (identified cost $3,294,439,935)                            $3,125,772,615
  ----------------------------------------------------------------------------

CORPORATE BONDS AND NOTES -- 0.1%

PRINCIPAL
AMOUNT
(000'S OMITTED)  SECURITY                                       VALUE
------------------------------------------------------------------------------

Auto Components -- 0.1%
------------------------------------------------------------------------------
                 KEY PLASTICS, JR. SECURED SUB. NOTES
$          628   4.009%, 4/26/07                                $      628,239
         1,691   7.009%, 4/26/07                                     1,691,135
------------------------------------------------------------------------------
                                                                $    2,319,374
------------------------------------------------------------------------------

Environmental Services -- 0.0%
------------------------------------------------------------------------------
                 PHILIPS SERVICES CORP.
$            6   6.00%, 4/15/10*                                $         --
------------------------------------------------------------------------------
                                                                $         --
------------------------------------------------------------------------------
Total Corporate Bonds and Notes
  (identified cost $2,324,170)                                  $    2,319,374
------------------------------------------------------------------------------

COMMON STOCKS, PREFERRED STOCKS AND WARRANTS -- 0.2%

SHARES/RIGHTS    SECURITY                                       VALUE
------------------------------------------------------------------------------
       505,552   Carlyle-Key Partners III, L.P.                 $      505,552
       179,459   Chart Industries Stock Warrants*                         --
        33,278   Environmental Systems Products Holdings Common Stock*    --
         6,029   Environmental Systems Products Holdings Preferred
                 (Series A)*                                         1,537,290
           124   Identity Now Holdings Common Stock*                      --
       510,222   IHDG Realty Common Stock*                                --
       510,222   Imperial Home Decor Group Holding Common Stock*          --
           126   KAC Mezzanine Holdings Co. Warrants Class A*             --
           115   KAC Mezzanine Holdings Co. Warrants Class B*             --
           217   Key Plastics LLC Preferred Stock (Series A)*          217,432
            52   Knowledge Universe Inc. Common Stock*                  52,000
           331   Leiner Health Products, Inc. Preferred Stock*            --
        32,910   MEDIQ Incorporated Preferred Stock (Series A)*           --
       150,373   Philips Services Corporation Common Stock*             33,008
        34,364   Professional Services Industries Holdings, Inc.*         --
       125,917   Rotech Healthcare, Inc. Common Stock*               2,297,985
        12,592   RoTech Medical Corp. Common Stock*                    229,804
       297,015   Safelite Glass Corporation Common Stock*            1,559,329
        20,048   Safelite Realty Corporation Common Stock*                --
            30   Teligent, Inc. Common Stock*                             --
       262,175   Thermadyne Holdings Corp. Common Stock*             2,752,838
------------------------------------------------------------------------------

Total Common Stocks, Preferred Stocks and Warrants
  (identified cost, $9,711,912)                                 $    9,185,238
------------------------------------------------------------------------------

COMMERCIAL PAPER -- 11.1%

PRINCIPAL
AMOUNT
(000'S OMITTED)  SECURITY                                       VALUE
------------------------------------------------------------------------------
                 BARTON CAPITAL CORP.
$       19,459   1.25%, 6/16/03                                 $   19,448,865
        25,000   1.25%, 6/20/03                                     24,983,507
                 ENTERPRISE FUNDING CORP.
        11,455   1.25%, 6/13/03                                     11,450,227
        50,000   1.25%, 6/19/03                                     49,968,750
                 GENERAL ELECTRIC CAPITAL CORP.
       105,846   1.35%, 6/2/03                                     105,842,031
                 KITTY HAWK FUNDING CORP.
        25,000   1.25%, 6/20/03                                     24,983,507
                 OLD LINE FUNDING CORP.
        27,538   1.245%, 6/6/03                                     27,533,238
                 PRUDENTIAL FUNDING
        31,000   1.35%, 6/2/03                                      30,998,838
                 QUINCY CAPITAL CORP.
        11,571   1.25%, 6/9/03                                      11,567,786
        31,178   1.27%, 6/17/03                                     31,160,402
        19,416   1.25%, 6/25/03                                     19,399,820
                 TRANSAMERICA FINANCE CORP.
        40,525   1.25%, 6/23/03                                     40,494,043
------------------------------------------------------------------------------
Total Commercial Paper
  (amortized cost, $397,831,014)                                $  397,831,014
------------------------------------------------------------------------------
Total Investments -- 98.5%
  (identified cost, $3,704,307,031)                             $3,535,108,241
------------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.5%                          $   52,782,440
------------------------------------------------------------------------------
Net Assets -- 100%                                              $3,587,890,681
------------------------------------------------------------------------------
  * Non-income producing security.
(1) Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating rate interests will have an expected average life of approximately two to four years.
Note: At May 31, 2003, the Portfolio had unfunded commitments amounting to $89,689,554 under various credit agreements.

                      See notes to financial statements

SENIOR DEBT PORTFOLIO AS OF MAY 31, 2003

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
(Expressed in United States Dollars)

As of May 31, 2003

Assets
------------------------------------------------------------------------------
Investments, at value
  (identified cost, $3,704,307,031)                             $3,535,108,241
Cash                                                                38,025,128
Receivable for investments sold                                          6,667
Interest receivable                                                 14,437,985
Prepaid expenses                                                       577,732
------------------------------------------------------------------------------
Total assets                                                    $3,588,155,753
------------------------------------------------------------------------------
Liabilities
Payable to affiliate for Trustees' fees                         $        5,527
Accrued expenses                                                       259,545
------------------------------------------------------------------------------
Total liabilities                                               $      265,072
------------------------------------------------------------------------------
Net assets applicable to investors' interest in Portfolio       $3,587,890,681
------------------------------------------------------------------------------
Sources of Net Assets
Net proceeds from capital contributions and withdrawals         $3,757,089,471
Net unrealized depreciation (computed on the basis of
 identified cost)                                                 (169,198,790)
------------------------------------------------------------------------------
Total                                                           $3,587,890,681
------------------------------------------------------------------------------

                      See notes to financial statements

STATEMENT OF OPERATIONS
                                                    Six Months Ended
Investment Income                                   May 31, 2003
------------------------------------------------------------------------------
Interest                                                        $   92,292,995
------------------------------------------------------------------------------
Total investment income                                         $   92,292,995
------------------------------------------------------------------------------
Expenses
Investment adviser fee                                          $    8,416,732
Trustees' fees and expenses                                             16,076
Custodian fee                                                          486,447
Legal and accounting services                                          417,140
Interest expense                                                       223,703
Miscellaneous                                                          152,590
------------------------------------------------------------------------------
Total expenses                                                  $    9,712,688
------------------------------------------------------------------------------
Net investment income                                           $   82,580,307
------------------------------------------------------------------------------
Realized and Unrealized
Gain (Loss)
Net realized gain (loss) --
  Investment transactions (identified cost basis)               $  (99,148,873)
------------------------------------------------------------------------------
Net realized loss                                               $  (99,148,873)
------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
  Investments (identified cost basis)                           $  166,693,463
------------------------------------------------------------------------------
Net change in unrealized appreciation
(depreciation)                                                  $  166,693,463
------------------------------------------------------------------------------
Net realized and unrealized gain                                $   67,544,590
------------------------------------------------------------------------------
Net increase in net assets from operations                      $  150,124,897
------------------------------------------------------------------------------

                      See notes to financial statements

SENIOR DEBT PORTFOLIO AS OF MAY 31, 2003

FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
(Expressed in United States Dollars)

INCREASE (DECREASE)                                     SIX MONTHS ENDED    PERIOD ENDED             YEAR ENDED
IN NET ASSETS                                           MAY 31, 2003        NOVEMBER 30, 2002(1)     DECEMBER 31, 2001
----------------------------------------------------------------------------------------------------------------------
From operations --
  Net investment income                                  $    82,580,307    $   220,464,152          $   492,628,551
  Net realized loss                                          (99,148,873)      (168,749,487)            (249,556,701)
  Net change in unrealized appreciation (depreciation)       166,693,463           (938,985)               1,083,118
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations               $   150,124,897    $    50,775,680          $   244,154,968
----------------------------------------------------------------------------------------------------------------------
Capital transactions --
  Contributions                                          $    43,548,083    $   159,219,324          $   538,735,738
  Withdrawals                                               (690,712,507)    (1,855,138,450)          (3,074,603,727)
----------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from capital transactions     $  (647,164,424)   $(1,695,919,126)         $(2,535,867,989)
----------------------------------------------------------------------------------------------------------------------
Net decrease in net assets                               $  (497,039,527)   $(1,645,143,446)         $(2,291,713,021)
----------------------------------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------------------------------
  At beginning of period                                 $ 4,084,930,208    $ 5,730,073,654          $ 8,021,786,675
----------------------------------------------------------------------------------------------------------------------
  At end of period                                       $ 3,587,890,681    $ 4,084,930,208          $ 5,730,073,654
----------------------------------------------------------------------------------------------------------------------
  (1)  For the eleven months ended November 30, 2002.

                      See notes to financial statements

SENIOR DEBT PORTFOLIO AS OF MAY 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENT OF CASH FLOWS
(Expressed in United States Dollars)
                                                            SIX MONTHS ENDED
INCREASE (DECREASE) IN CASH                                 MAY 31, 2003
----------------------------------------------------------------------------
Cash flows from (used for) operating activities --
  Purchase of loan interests                                $  (698,259,457)
  Proceeds from sales and principal repayments                1,265,940,899
  Interest received                                              93,444,325
  Facility fees received                                            831,042
  Interest paid                                                    (241,858)
  Increase in prepaid expenses                                      (19,347)
  Operating expenses paid                                        (9,460,507)
  Net decrease in short-term investments                         23,122,684
----------------------------------------------------------------------------
Net cash from operating activities                          $   675,357,781
----------------------------------------------------------------------------
Cash flows from (used for) financing activities --
  Proceeds from capital contributions                       $    43,548,083
  Payments for capital withdrawals                             (690,712,507)
----------------------------------------------------------------------------
Net cash used for financing activities                      $  (647,164,424)
----------------------------------------------------------------------------
Net increase in cash                                        $    28,193,357
----------------------------------------------------------------------------
Cash at beginning of period                                 $     9,831,771
----------------------------------------------------------------------------
Cash at end of period                                       $    38,025,128
----------------------------------------------------------------------------
Reconciliation of Net Increase in Net Assets
From Operations to Net Cash From
Operating Activities
----------------------------------------------------------------------------
Net increase in net assets from operations                  $   150,124,897
Decrease in receivable for investments sold                         573,024
Decrease in interest receivable                                   4,142,532
Increase in prepaid expenses                                        (19,347)
Decrease in payable to affiliate                                       (506)
Increase in accrued expenses                                         10,829
Net decrease in investments                                     520,526,352
----------------------------------------------------------------------------
Net cash from operating activities                          $   675,357,781
----------------------------------------------------------------------------

                      See notes to financial statements

SENIOR DEBT PORTFOLIO AS OF MAY 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA
(EXPRESSED IN UNITED STATES DOLLARS)

                            SIX MONTHS
                               ENDED        PERIOD ENDED
                              MAY 31,       NOVEMBER 30,                           YEAR ENDED DECEMBER 31,
                          ---------------   -------------  --------------------------------------------------------------------
                               2003            2002(1)         2001           2000           1999           1998           1997
--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of average daily net assets):
  Expenses                     0.50%(2)         0.47%(2)       0.47%          0.44%          0.56%          0.93%          0.94%
  Interest expense             0.01%(2)         0.01%(2)       0.01%          0.01%          0.01%          0.01%          0.02%
  Net investment income        4.31%(2)         4.77%(2)       7.04%          8.62%          7.32%          7.12%          7.12%
Portfolio turnover               21%              42%            33%            47%            64%            56%            81%
--------------------------------------------------------------------------------------------------------------------------------
Total Return(3)                4.01%            0.85%          3.35%            --             --             --             --
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year
  (000's omitted)        $3,587,891       $4,084,930     $5,730,074     $8,021,787     $9,386,851     $6,430,334     $4,035,072
--------------------------------------------------------------------------------------------------------------------------------

(1) For the eleven-month period ended November 30, 2002.
(2) Annualized.
(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

SENIOR DEBT PORTFOLIO AS OF MAY 31, 2003

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
------------------------------------------------------------------------------
  Senior Debt Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a non-diversified, closed-end investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At May 31, 2003, the Eaton Vance Prime Rate Reserves, Eaton Vance Advisers Senior Floating-Rate Fund, EV Classic Senior Floating-Rate Fund, Eaton Vance Medallion Senior Floating-Rate Fund, and Eaton Vance Institutional Senior Floating-Rate Fund held approximate 55.0%, 1.3%, 40.7%, 2.2% and 0.8% interests in the Portfolio, respectively. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

  A Investment Valuation -- The Portfolio's investments are primarily in interests in senior floating-rate loans (Senior Loans). Certain senior loans are deemed to be liquid if reliable market quotations are readily available for them. Liquid Senior Loans are valued on the basis of prices furnished by a pricing service. Other Senior Loans are valued at fair value by the Portfolio's investment adviser, Boston Management and Research (BMR), under procedures established by the Trustees as permitted by Section 2(a)(41) of the Investment Company Act of 1940. Such procedures include the consideration of relevant factors, data and information relating to fair value, including (i) the characteristics of and fundamental analytical data relating to the Senior Loan, including the cost, size, current interest rate, period until next interest rate reset, maturity and base lending rate of the Senior Loan, the terms and conditions of the Senior Loan and any related agreements, and the position of the Senior Loan in the Borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Portfolio's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the Borrower, based on an evaluation of its financial condition, financial statements and information about the Borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Senior Loan including price quotations for and trading in the Senior Loan, and interests in similar Senior Loans and the market environment and investor attitudes towards the Senior Loan and interests in similar Senior Loans; (v) the experience, reputation, stability and financial condition of the agent and any intermediate participant in the Senior Loan; and (vi) general economic and market conditions affecting the fair value of the Senior Loan. Non-Loan Portfolio holdings (other than short-term obligations, but including listed issues) may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, portfolio securities will be valued at the last sales price on the exchange that is the primary market for such securities, or the average of the last quoted bid price and asked price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. The value of interest rate swaps will be based upon a dealer quotation. Short-term obligations which mature in 60 days or less are valued at amortized cost, if their original term to maturity when acquired by the Portfolio was 60 days or less, or are valued at amortized cost using their value on the 61st day prior to maturity, if their original term to maturity when acquired by the Portfolio was more than 60 days, unless in each case this is determined not to represent fair value. Repurchase agreements are valued at cost plus accrued interest. Other portfolio securities for which there are no quotations or valuations are valued at fair value as determined in good faith by or on behalf of the Trustees.

  B Income -- Interest income from Senior Loans is recorded on the accrual basis at the then-current interest rate, while all other interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required. Facility fees received are recognized as income over the expected term of the loan.

  C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

  D Interest Rate Swaps -- The Portfolio may use interest rate swaps for risk management purposes and not as a speculative investment. Pursuant to these agreements the Portfolio receives quarterly payments at a rate equal to a predetermined three-month LIBOR. In exchange, the Portfolio makes semi-annual payments at a predetermined fixed rate of interest. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. The Portfolio does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

  E Other -- Investment transactions are accounted for on a trade date basis.

  F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

2 Investment Advisory Fee and Other Transactions with Affiliates
------------------------------------------------------------------------------
  The investment advisory fee is paid to BMR as compensation for investment advisory services rendered to the Portfolio. The fee is computed at a monthly rate of 19/240 of 1% (0.95% annually) of the Portfolio's average daily gross assets up to and including $1 billion and at reduced rates as daily gross assets exceed that level. Effective May 1, 1999, the Trustees of the Portfolio voted to accept a waiver of BMR's compensation so that the aggregate advisory fees paid by the Portfolio under the advisory agreement during any fiscal year will not exceed, on an annual basis, 0.50% of average daily gross assets of the Portfolio up to and including $1 billion and at reduced rates as daily gross assets exceed that level. For the six months ended May 31, 2003, the effective annual rate, based on average daily gross assets, was 0.44% and amounted to $8,416,732. Except as to Trustees of the Portfolio who are not members of BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee.

  Certain officers and Trustees of the Portfolio are officers of BMR. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended May 31, 2003, no significant amounts have been deferred.

3 Investments
------------------------------------------------------------------------------
  The Portfolio invests primarily in Senior Loans. The ability of the issuers of the Senior Loans to meet their obligations may be affected by economic developments in a specific industry. The cost of purchases and the proceeds from principal repayments and sales of Senior Loans for the six months ended May 31, 2003 aggregated $698,259,457 and $1,265,367,083, respectively.

4 Short-Term Debt and Credit Agreements
------------------------------------------------------------------------------
  The Portfolio participates with other portfolios managed by BMR in a $500 million unsecured line of credit agreement with a group of banks to permit the Portfolio to invest in accordance with its investment practices. Interest is charged under the credit agreement at the bank's base rate or at an amount above LIBOR. Interest expense includes a commitment fee of $223,703 for the six months ended May 31, 2003, which is computed at the annual rate of 0.10% of the credit agreement. There were no significant borrowings under this agreement during the six months ended May 31, 2003. As of May 31, 2003, the Portfolio had no borrowings outstanding.

5 Financial Instruments
------------------------------------------------------------------------------
  The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities and to assist in managing exposure to various market risks. These financial instruments include written options, financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At May 31, 2003, there were no outstanding obligations under these financial instruments.

6 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
------------------------------------------------------------------------------
  The cost and unrealized appreciation (depreciation) in the value of the investments owned at May 31, 2003, as computed on a federal income tax basis, were as follows:

  Aggregate cost                                             $3,704,307,031
  -------------------------------------------------------------------------
  Gross unrealized appreciation                              $    7,811,070
  Gross unrealized depreciation                                (177,009,860)
  -------------------------------------------------------------------------
  Net unrealized depreciation                                $ (169,198,790)
  -------------------------------------------------------------------------

7 Fiscal Year End Change
------------------------------------------------------------------------------
  Effective October 21, 2002, the Portfolio changed its fiscal year end to November 30.

SENIOR DEBT PORTFOLIO AS OF MAY 31, 2003

INDEPENDENT AUDITORS' REPORT

To the Trustees and Investors
of Senior Debt Portfolio:
------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Senior Debt Portfolio (the Portfolio) as of May 31, 2003, the related statements of operations and cash flows for the six month period then ended, the statements of changes in net assets for the six month period ended May 31, 2003, the period from January 1, 2002 to November 30, 2002, and the year ended December 31, 2001, and the supplementary data for the six month period ended May 31, 2003, the period from January 1, 2002 to November 30, 2002, and each of the years in the five year period ended December 31, 2001. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities and Senior Loans owned at May 31, 2003 by correspondence with the custodian and selling or agent banks; where replies were not received from selling or agent banks, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Senior Debt Portfolio as of May 31, 2003, and the results of its operations, its cash flows, the changes in its net assets and its supplemental data for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

               DELOITTE & TOUCHE LLP
               Boston, Massachusetts
               July 11, 2003

Eaton Vance Prime Rate Reserves

INVESTMENT MANAGEMENT

EATON VANCE PRIME RATE RESERVES

OFFICERS                        TRUSTEES

SCOTT H. PAGE                   JESSICA M. BIBLIOWICZ
President
                                JAMES B. HAWKES
PAYSON F. SWAFFIELD
Vice President                  SAMUEL L. HAYES, III

BARBARA E. CAMPBELL             WILLIAM H. PARK
Treasurer
                                RONALD A. PEARLMAN
ALAN R. DYNNER
Secretary                       NORTON H. REAMER

                                LYNN A. STOUT



SENIOR DEBT PORTFOLIO

OFFICERS                        TRUSTEES

SCOTT H. PAGE                   JESSICA M. BIBLIOWICZ
President and
Co-Portfolio Manager            JAMES B. HAWKES

PAYSON F. SWAFFIELD             SAMUEL L. HAYES, III
Vice President and
Co-Portfolio Manager            WILLIAM H. PARK

BARBARA E. CAMPBELL             RONALD A. PEARLMAN
Treasurer
                                NORTON H. REAMER
ALAN R. DYNNER
Secretary                       LYNN A. STOUT

INVESTMENT ADVISER OF SENIOR DEBT PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109

ADMINISTRATOR OF EATON VANCE PRIME RATE RESERVES
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122


-------------------------------------------------------------------------------
                               EATON VANCE FUNDS
                            EATON VANCE MANAGEMENT
                        BOSTON MANAGEMENT AND RESEARCH
                        EATON VANCE DISTRIBUTORS, INC.

                                PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

o Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

o None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

o Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

       For more information about Eaton Vance's privacy policies, call:
                                1-800-262-1122
-------------------------------------------------------------------------------


EATON VANCE PRIME RATE RESERVES
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109


-------------------------------------------------------------------------------
      This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
-------------------------------------------------------------------------------

165-7/03                                                                  PRSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, an independent trustee, as its audit committee financial expert.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

The registrant's Board has adopted a proxy voting policy and procedure (the "Fund Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the registrant's investment adviser and adopted the investment adviser's proxy voting policies and procedures (the "Policies") which are described below. The Trustees will review the registrant's proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the registrant's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the registrant, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board's Special Committee except as contemplated under the Fund Policy. The Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The investment adviser will generally support company management on proposals relating to environmental and social policy issues and on matters regarding the state of organization of the company. On all other matters, the investment adviser will take management's proposals under advisement but will consider each matter in light of the guidelines set forth in the Policies. Except in the instance of routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders (on which the investment adviser will routinely vote with management), the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies guidelines when it believes the situation warrants such a deviation. The Policy includes voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the registrant's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the registrant by maintaining a list of significant existing and prospective corporate clients. The investment adviser's personnel responsible for reviewing and voting proxies on behalf of the registrant will report any proxy received or expected to be received from a company included on that list to the investment adviser's general counsel or chief equity investment officer. The general counsel or chief equity investment officer will determine if a conflict exists. If a conflict does exist, the proxy will either be voted strictly in accordance with the Policy or the investment adviser will seek instruction on how to vote from the Board.

Effective August 31, 2004, information on how the registrant voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 will be available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Prime Rate Reserves


By:  /s/ SCOTT H. PAGE
         -----------------------
         Scott H. Page
         President


Date:    July 15, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/ BARBARA E. CAMPBELL
         -----------------------
         Barbara E. Campbell
         Treasurer


Date:    July 15, 2003


By:  /s/ SCOTT H. PAGE
         -----------------------
         Scott H. Page
         President


Date:    July 15, 2003